UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/12

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   06/30/2012

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  $241,301.40


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	17409.43	208,921.50	SH 	SOLE		N/A		208,921.50	0		0
Canadian Natural Resources	COM		136385101	13327.94	496,385.04	SH 	SOLE		N/A		496,385.04	0		0
Pepsico				COM		713448108	11868.62	167,968		SH 	SOLE		N/A		167,968		0		0
Cisco Systems			COM		17275R102	11272.97	656,550.50	SH 	SOLE		N/A		656,550.50	0		0
Pfizer				COM		717081103	11250.71	489,161.48	SH 	SOLE		N/A		489,161.48	0		0
Johnson & Johnson		COM		478160104	10576.31	156,546.89	SH 	SOLE		N/A		156,546.89	0		0
Fairfax Financial		COM		303901102	10271.74	26,223.50	SH 	SOLE		N/A		26,223.50	0		0
Wal-Mart Stores			COM		931142103	10262.63	147,197.82	SH 	SOLE		N/A		147,197.82	0		0
Google				COM		38259P508	10110.91	17,430.50	SH 	SOLE		N/A		17,430.50	0		0
U S Bancorp			COM		902973304	10004.48	311,084.50	SH 	SOLE		N/A		311,084.50	0		0
Microsoft			COM		594918104	9871.63		322,707.72	SH 	SOLE		N/A		322,707.72	0		0
Wells Fargo			COM		949746101	9803.41		293,164.07	SH 	SOLE		N/A		293,164.07	0		0
3M				COM		88579Y101	9691.76		108,167		SH 	SOLE		N/A		108,167		0		0
Visa				COM		92826C839	8371.54		67,714.50	SH 	SOLE		N/A		67,714.50	0		0
Procter & Gamble		COM		742718109	7705.70		125,807.30	SH 	SOLE		N/A		125,807.30	0		0
American Express		COM		25816109	7356.04		126,370.72	SH 	SOLE		N/A		126,370.72	0		0
Applied Materials		COM		38222105	6762.30		590,852		SH 	SOLE		N/A		590,852		0		0
Oracle				COM		68389X105	6510.05		219,193.50	SH 	SOLE		N/A		219,193.50	0		0
Conocophillips			COM		20825C104	6433.44		115,129.59	SH 	SOLE		N/A		115,129.59	0		0
Hewlett Packard			COM		428236103	6237.66		310,177		SH 	SOLE		N/A		310,177		0		0
Coca Cola			COM		191216100	5233.47		66,932.75	SH 	SOLE		N/A		66,932.75	0		0
General Electric		COM		369604103	4923.20		236,238		SH 	SOLE		N/A		236,238		0		0
Home Depot			COM		437076102	4026.45		75,985.09	SH 	SOLE		N/A		75,985.09	0		0
Bank of America			COM		60505104	3706.13		453,071.91	SH 	SOLE		N/A		453,071.91	0		0
Citigroup			COM		172967101	3585.32		130,803.50	SH 	SOLE		N/A		130,803.50	0		0
Automatic Data Processing	COM		53015103	3470.54		62,352.50	SH 	SOLE		N/A		62,352.50	0		0
Molson Coors Brewing B		COM		60871R209	3471.02		83,418		SH 	SOLE		N/A		83,418		0		0
Sysco				COM		871829107	3347.91		112,308.31	SH 	SOLE		N/A		112,308.31	0		0
Becton Dickinson		COM		75887109	3185.55		42,616		SH 	SOLE		N/A		42,616		0		0
Covidien			COM		G2554F105	2191.95		40,971.07	SH 	SOLE		N/A		40,971.07	0		0
Du Pont E I De Nemours		COM		263534109	1925.30		38,072		SH 	SOLE		N/A		38,072		0		0
Mastercard			COM		57636Q104	1242.16		2,888		SH 	SOLE		N/A		2,888		0		0
Merck				COM		58933Y105	1099.44		26,334		SH 	SOLE		N/A		26,334		0		0
Exxon Mobil			COM		30231G102	1062.95		12,422		SH 	SOLE		N/A		12,422		0		0
Lowe's Companies		COM		548661107	920.77		32,376		SH 	SOLE		N/A		32,376		0		0
Intel				COM		458140100	865.43		32,474		SH 	SOLE		N/A		32,474		0		0
Paychex				COM		704326107	737.18		23,469.72	SH 	SOLE		N/A		23,469.72	0		0
Republic Services		COM		760759100	660.57		24,965		SH 	SOLE		N/A		24,965		0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	283.38		2,431		SH 	SOLE		N/A		2,431		0		0
Apple				COM		37833100	263.38		451		SH 	SOLE		N/A		451		0		0